RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of balances due to related parties
	March 31, 2025	March 31, 2024
Balances due to related parties	($)	($)
Hunter Dickinson Services Inc.	242,569	134,251
United Mineral Services Ltd.	30,173	7,586
Thomas Wilson (CFO fees)	5,496	5,496
Total	278,238	147,333

Summary of transactions with HDSI
	Years ended March 31,
	2025	2024	2023
(rounded to the nearest thousand CAD)	($)	($)	($)
Services received from HDSI and as requested by the Company	1,977,000	1,278,000	993,000
Information technology – infrastructure and support services	84,000	62,000	60,000
Office rent	53,000	45,000	41,000
Reimbursement, at cost, of third-party expenses
incurred by HDSI on behalf of the Company	271,000	329,000	193,000
Total	2,385,000	1,714,000	1,287,000